Income Tax - Schedule of Changes in Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 4,160,082	$ 2,529,266	$ 2,295,587
Additions of valuation allowance	2,628,986	1,503,585	589,668
Reductions of valuation allowance			(330,665)
Foreign exchange translation adjustments	129,541	127,231	(25,324)
Balance at the end of the year	$ 6,918,609	$ 4,160,082	$ 2,529,266